General Information and Basis of Operation (Tables)	12 Months Ended
Dec. 31, 2023
General Information and Basis of Operation [Abstract]
Schedule of Company’s Shareholders	As of the date of this report, details of the Company and its subsidiaries are as follows:
Name of entity	Date of incorporation	Holding company	Nature of business
Top Wealth Group Holding Limited	February 1, 2023	Winwin Development Group Limited	Investment holding
Top Wealth (BVI) Group Limited	January 18, 2023	Top Wealth Group Holding Limited	Investment holding
Top Wealth Group (International) Limited	September 22, 2009	Top Wealth (BVI) Group Limited	Trading of caviar

Schedule of Company’s Shareholders	As of December 31, 2023, the Company’s shareholders were as follows:
Name of shareholder	Percentage of interest
Winwin Development Group Limited	74.67
Beyond Glory Worldwide Limited	4.40
Keen Sky Global Limited	4.93
State Wisdom Holdings Limited	4.93
Snow Bear Capital Limited	3.33
Mercury Universal Investment Limited	4.54
Greet Harmony Global Limited	3.20